Financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Financial Assets And Financial Liabilities
Financial assets and financial liabilities
	As of June 30, 2019 (unaudited)	As of December 31, 2018
	(in thousands of €)
Financial assets at amortized cost
Non-current financial assets	290	207
Current financial assets	84,818	101,184
Financial liabilities at amortized cost
Trade and other payables	12,184	6,657